SUBSEQUENT EVENTS (Details) (Subsequent event, Recurrent Energy, LLC, USD $)	1 Months Ended
Mar. 31, 2015
SUBSEQUENT EVENTS
Ownership Percentage	100.00%
Forecast
SUBSEQUENT EVENTS
Consideration	$ 265,000,000